Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2021:

	2022	2023	Total

Forward – fuel oil:
Litres (thousands)	51,884	21,292	73,176
Average strike price	$0.32	$0.37	$0.33

Forward – gas oil:
Litres (thousands)	40,171	17,066	57,237
Average strike price	$0.37	$0.43	$0.39